RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
RESTRICTED CASH
RESTRICTED CASH

NOTE 7 – RESTRICTED CASH

	12/31/2023	12/31/2022
Current
Commercialization - PROINFA (a)	8,572	2,157,166
PROCEL (a)	3,491	726,107
Itaipu Agreement (b)	197,628	180,552
RGR resources	38,177	34,576
Guarantee account - compulsory loan (c)	199,820	—
	447,688	3,098,401

Non-current
Fundo de Energia do Sudeste e Centro-Oeste (d)	1,245,994	897,225
Fundo de Energia do Nordeste (e)	691,849	403,358
Others	47,813	5,555
	1,985,656	1,306,138

	2,433,344	4,404,539

(a)PROINFA

In June 2023, the management of the trading contracts within the scope of PROINFA (Programa de Incentivo às Fontes Alternativas de Energia Eletrica), RGR and account administration PROCEL (Programa Nacional de Conservação da Energia Elétrica) was transferred to ENBpar, as provided for in Resolution CPPI no. 203/2021 in connection with the capitalization of the Company estalished by the Brazilian government. The reduction of the remaining PROINFA and PROCEL balances reflect the closing of the financial flows at the end of the current financial year.

(b)Itaipu Agreement

In December 2020, a technical and financial cooperation agreement was signed between Furnas and Itaipu Binacional, whose objective is the cooperation to jointly develop the project called the “Revitalization of the Furnas HVDC System Associated with UHE Itaipu” that consists of the modernization of equipment at the converter station at Foz do Iguaçu. The modernization of the transmission system associated with the UHE Itaipu, is in the Ten-Year Energy Expansion Plan – PDE 2030, approved by Normative Ordinance MME no. 2, of 25 February 2021.

(c)Guarantee account – compulsory loan

Represent resources to be used for the payment of judicial agreements signed, related to the compulsory loan of energy.

(d)Fundo de Energia do Sudeste e Centro-Oeste – FESC

The Sector Fund, set up by MP no. 677/2015, converted into Law no. 13,182/2015, of November 3, 2015, with the objective of providing resources to supply electricity-intensive companies of the Midwest and of the Southeast of Brazil. FESC enabled Furnas to negotiate electrical power at competitive prices with the iron alloy, silica metallic and magnesium industries, with the expansion of investments in electrical power, especially Southeast and Midwest Regions. Furnas will use the resources of this fund for the acquisition / formation of these SPEs and its shareholding may be up to 49% of the equity of these companies.

(e) Fundo de Energia do Nordeste – FEN

Sectorial fund, created by MP No. 677/2015, converted into Law No. 13,182/2015, of November 3, 2015. The resources reverted to the fund are calculated by the difference between the price paid by major consumers to Chesf and the cost of generating energy, under the terms of the legislation, in order to provide resources for the implementation of electric energy projects in the Northeast Region of Brazil, through SPEs. Chesf will use the resources of this fund for the acquisition/formation of these SPEs, with their shareholding able to be up to 49% of their equity in these companies.

Accounting Policy

Restricted cash is composed of resources that can be used exclusively for the purposes that they were collected, without the Company being able to manage those resources for other objectives.